Additional Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ 3,123,437		¥ 2,227,093	¥ 411,900
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Share-based compensation	496,639	$ 68,040	441,827	919,255
Net (gains) loss from disposal and deemed disposal of investment	2,861		2,067	1,246
Foreign exchange (gain) loss and others	(18,925)	(2,593)	2,149	(15,048)
Changes in operating assets and liabilities:
Prepayments and other current assets	(252,755)	(34,627)	163,248	(943,214)
Amounts due to related parties	0	0	(6,066)	(6,252)
Other non-current assets	90,601	12,412	(183,829)	(2,000)
Net cash provided by operating activities	2,970,125	406,908	2,269,646	(15,520)
Cash flows from investing activities:
Purchases of long-term investments	(12,217,802)	(1,673,832)	(9,261,359)	0
Payment of loan to related parties	35,523	4,867	0	0
Net cash provided by investing activities	(2,419,636)	(331,488)	553,739	2,131,221
Cash flows from financing activities:
Taxes paid for employees through repurchase of ordinary shares	(85,842)	(11,760)	(26,741)	(508,015)
Cash prepaid for repurchase of ordinary shares	0	0	(179,784)	0
Net cash used in financing activities	(1,519,745)	(208,204)	(1,167,002)	(1,330,175)
Effect of exchange rate changes on cash and cash equivalents	23,728	3,247	18,954	71,932
Net decrease in cash and cash equivalents	(945,528)	(129,537)	1,675,337	857,458
Cash and cash equivalents, beginning of the year	6,770,895		5,137,312
Cash and cash equivalents	5,810,347	796,014	6,770,895	5,137,312
Parent Company [Member]
Cash flows from operating activities:
Net Income (Loss)	3,069,849	420,568	2,212,888	406,762
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	(2,848,617)	(390,259)	(1,879,288)	(997,956)
Share-based compensation	471,960	64,658	419,551	919,255
Net (gains) loss from disposal and deemed disposal of investment	2,239	307	(1,110)	0
Unrealized loss (gain) from fair value changes of investments	(3,233)	(443)	(12,852)	39,131
Foreign exchange (gain) loss and others	(10,484)	(1,436)	(1,152)	1,646
Changes in operating assets and liabilities:
Prepayments and other current assets	(274,211)	(37,567)	92,424	(80,171)
Accounts payable			(2)	(40)
Amounts due to related parties			(6,066)	(6,252)
Income tax payable and other tax payable	117,381	16,081	15,581	9,219
Accrued expenses and other current liabilities	(82,565)	(11,311)	69,385	18,749
Other non-current assets	106,161	14,544	(121,280)
Net cash provided by operating activities	548,480	75,142	788,079	310,343
Cash flows from investing activities:
Purchases of short-term investments	(753,753)	(103,264)	(9,431,226)	(77,533,178)
Maturity of short-term investments	9,463,500	1,296,494	16,951,360	80,368,017
Purchases of long-term investments	(4,405,845)	(603,598)	(5,306,075)
Purchases of convertible note issued by related parties	(142,060)	(19,462)
Payment of loan to related parties	(35,523)	(4,867)
Repayment of loan from related parties	35,515	4,866
Loans to subsidiaries and VIEs	(3,600,757)	(493,302)	(4,198,690)	(1,840,146)
Repayment of loans from subsidiaries and VIEs	2,174,708	297,934	2,364,780	1,613,902
Investment in subsidiaries and VIEs				(2,312,602)
Net cash provided by investing activities	2,735,785	374,801	380,149	295,993
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(489,433)	(67,052)	(1,168,301)	(884,360)
Taxes paid for employees through repurchase of ordinary shares	(85,842)	(11,760)	(26,741)	(508,015)
Cash prepaid for repurchase of ordinary shares			(179,784)
Proceeds from issuing preferred shares, net of issuance cost	1		1	8
Payments of cash dividend	(1,064,155)	(145,789)
Net cash used in financing activities	(1,639,429)	(224,601)	(1,374,825)	(1,392,367)
Effect of exchange rate changes on cash and cash equivalents	(9,047)	(1,240)	(6,558)	26,603
Net decrease in cash and cash equivalents	1,635,789	224,102	(213,155)	(759,428)
Cash and cash equivalents, beginning of the year	59,957	8,214	273,112	1,032,540
Cash and cash equivalents	¥ 1,695,746	$ 232,316	¥ 59,957	¥ 273,112